Note 18 - Asset Retirement Obligations (Details) - Changes in Asset Retirement Obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Asset Retirement Obligations [Abstract]
Total asset retirement obligations	$ 979
Long-term portion	1,050	979
Accretion for the period	71		37
Sites added during the period		942
Total asset retirement obligations	$ 1,050	$ 979